Structured entities (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of total assets of consolidated structured entities

Total assets of HSBC’s consolidated structured entities, split by entity type
	Conduits	Securitisations	HSBC managed funds	Other	Total
	$bn	$bn	$bn	$bn	$bn
At 31 Dec 2023	3.6	7.8	5.5	8.2	25.1
At 31 Dec 2022	4.2	7.2	4.8	7.5	23.7

Disclosure of information about unconsolidated structured entities

Nature and risks associated with HSBC interests in unconsolidated structured entities
	Securitisations	HSBC managed funds	Non-HSBC managed funds	Other	Total
Total asset values of the entities ($m)
0–500	120	337	1,271	42	1,770
500–2,000	4	96	1,069	3	1,172
2,000–5,000	—	39	418	—	457
5,000–25,000	—	24	217	—	241
25,000+	—	3	11	—	14
Number of entities at 31 Dec 2023	124	499	2,986	45	3,654
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	3.2	13.9	20.7	3.3	41.1
– trading assets	—	0.6	—	—	0.6
– financial assets designated and otherwise mandatorily measured at fair value	—	12.6	19.7	—	32.3
– loans and advances to customers	3.2	—	0.6	2.5	6.3
– financial investments	—	0.7	0.4	—	1.1
– other assets	—	—	—	0.8	0.8
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.3	0.3
– other liabilities	—	—	—	0.3	0.3
Other off-balance sheet commitments	0.1	1.9	5.0	1.2	8.2
HSBC’s maximum exposure at 31 Dec 2023	3.3	15.8	25.7	4.2	49.0

Total asset values of the entities ($m)
0–500	85	338	1,321	41	1,785
500–2,000	8	102	929	4	1,043
2,000–5,000	—	28	388	—	416
5,000–25,000	—	18	206	—	224
25,000+	—	5	24	—	29
Number of entities at 31 Dec 2022	93	491	2,868	45	3,497
	$bn	$bn	$bn	$bn	$bn
Total assets in relation to HSBC’s interests in the unconsolidated structured entities	2.5	10.7	19.7	2.6	35.5
– trading assets	—	0.4	0.1	—	0.5
– financial assets designated and otherwise mandatorily measured at fair value	—	9.7	18.7	—	28.4
– loans and advances to customers	2.5	—	0.5	1.9	4.9
– financial investments	—	0.6	0.4	—	1
– other assets	—	—	—	0.7	0.7
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities	—	—	—	0.4	0.4
– other liabilities	—	—	—	0.4	0.4
Other off-balance sheet commitments	0.2	1.5	4.6	1.8	8.1
HSBC’s maximum exposure at 31 Dec 2022	2.7	12.2	24.3	4	43.2